Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of assets [abstract]
Summary of Carrying Value and Fair Value of Financial Instruments
The following table provides the carrying value and the fair value of financial instruments at December 31, 2021 and December 31, 2020:

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets
Fair value through OCI
Marketable securities	$53,352	$53,352	$194	$194
Investments in debt securities	6,660	6,660	—	—

Fair value through profit and loss
Settlement receivables	$28,523	$28,523	$31,898	$31,898
Redemption option derivative asset	8,105	8,105	7,357	7,357

Amortized cost
Cash and cash equivalents	$481,327	$481,327	$451,962	$451,962
Term deposit	—	—	59,034	59,034
Restricted cash	2,674	2,674	2,097	2,097
Other receivables and deposits	22,277	22,277	28,953	28,953
Other assets	2,118	2,118	7,414	7,414

Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	$195,334	$195,334	$179,372	$179,372
Debt, excluding derivative asset	497,868	508,405	508,489	543,833